Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Earning Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share (in thousands except per share data):

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Numerator (in thousands):
Net Income (Loss) From Continuing Operations	$56,422	$18,088	$8,058
Net Income (Loss) From Discontinued Operations	(10,943)	(33,457)	(2,022)

Net Income (Loss)	$45,479	$(15,369)	$6,036

Denominator (in thousands):
Weighted Average Common Shares Outstanding—Basic	51,543	43,930	43,281
Effect of Dilutive Securities:
Employee Stock Options	69	95	112
Employee Performance-Based Restricted Stock Awards	413	451	277

Weighted Average Common Shares Outstanding—Diluted	52,025	44,476	43,670

Earnings per Common Share(a):
Basic—Net Income (Loss) From Continuing Operations	$1.09	$0.41	$0.18
—Net Income (Loss) From Discontinued Operations	(0.21)	(0.76)	(0.05)

—Net Income (Loss)	$0.88	$(0.35)	$0.13

Diluted—Net Income (Loss) From Continuing Operations	$1.08	$0.41	$0.18
—Net Income (Loss) From Discontinued Operations	(0.21)	(0.76)	(0.05)

—Net Income (Loss)	$0.87	$(0.35)	$0.13

(a)	All earnings per share amounts are attributable to Rex common shareholders.